Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 0	€ 30
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,260	6,190
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	0	1,450
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,640	4,640
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	0	40
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,700	5,830
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,100	1,710
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,640	4,840
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	0	40
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	7,450	7,210
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,730	1,760
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,640	4,880
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	0	30
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,260	4,870
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	0	1,450
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 4,640	€ 4,640